Regulatory Matters - Schedule of Actual Capital Amounts and Ratios (Detail) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Tier 1 leverage	$ 1,041,193	$ 824,676	$ 749,224
Common equity tier 1 (CET1)	1,005,672	793,268	723,753
Tier 1 risk-based capital	1,041,193	824,676	749,224
Total risk-based capital	1,234,044	1,007,011	927,988
Tier 1 leverage	378,708	371,052	325,656
Common equity tier 1 (CET1)	413,993	403,718	375,218
Tier 1 risk-based capital	551,991	538,290	500,291
Total risk-based capital	$ 735,988	$ 717,720	$ 667,054
Tier 1 leverage	11.00%	8.90%	9.20%
Common equity tier 1 (CET1)	10.90%	8.80%	8.70%
Tier 1 risk-based capital	11.30%	9.20%	9.00%
Total risk-based capital	13.40%	11.20%	11.10%
Tier 1 leverage	4.00%	4.00%	4.00%
Common equity tier 1 (CET1)	4.50%	4.50%	4.50%
Tier 1 risk-based capital	6.00%	6.00%	6.00%
Total risk-based capital	8.00%	8.00%	8.00%
Cadence Bank
Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Tier 1 leverage	$ 1,145,287	$ 1,035,972	$ 963,296
Common equity tier 1 (CET1)	1,097,096	989,990	922,610
Tier 1 risk-based capital	1,145,287	1,035,972	963,296
Total risk-based capital	1,264,250	1,144,519	1,068,487
Tier 1 leverage	378,687	370,836	324,857
Common equity tier 1 (CET1)	413,777	403,578	374,271
Tier 1 risk-based capital	551,703	538,105	499,028
Total risk-based capital	735,604	717,473	665,371
Tier 1 leverage	473,359	463,546	406,071
Common equity tier 1 (CET1)	597,678	583,248	540,614
Tier 1 risk-based capital	735,604	717,844	665,371
Total risk-based capital	$ 919,505	$ 897,305	$ 831,714
Tier 1 leverage	12.10%	11.20%	11.90%
Common equity tier 1 (CET1)	11.90%	11.00%	11.10%
Tier 1 risk-based capital	12.50%	11.50%	11.60%
Total risk-based capital	13.70%	12.80%	12.90%
Tier 1 leverage	4.00%	4.00%	4.00%
Common equity tier 1 (CET1)	4.50%	4.50%	4.50%
Tier 1 risk-based capital	6.00%	6.00%	6.00%
Total risk-based capital	8.00%	8.00%	8.00%
Tier 1 leverage	5.00%	5.00%	5.00%
Common equity tier 1 (CET1)	6.50%	6.50%	6.50%
Tier 1 risk-based capital	8.00%	8.00%	8.00%
Total risk-based capital	10.00%	10.00%	10.00%